Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Disaggregation of Revenue From Customers by Major Services and Products

Disaggregation of revenue from customers by major services and products:

	2016 (Note)	2017 (Note)	2018
Voice usage and monthly fees	47,500	39,154	32,486
Broadband and mobile data services	118,209	137,133	148,431
Data and internet application services	17,782	20,074	26,489
Other value-added services	24,187	22,793	24,606
Interconnection fees	14,748	14,233	13,708
Transmission lines usage and associated services	11,618	12,519	14,178
Other services	3,989	3,109	3,785

Total service revenue	238,033	249,015	263,683
Sales of telecommunications products	36,164	25,814	27,194

Total	274,197	274,829	290,877

Include:
Revenue from contracts with customers within the scope of IFRS 15			289,810
Revenue from other sources			1,067